BLACKROCK BOND ALLOCATION TARGET SHARES
Series S Portfolio
(the "Fund")

SUPPLEMENT DATED JULY 2, 2008
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Effective July 2, 2008, the Fund's Prospectus is amended as set forth below.

The section entitled "Fund Management" on page 8 of the Fund's Prospectus is revised as set forth below.

The first paragraph is deleted in its entirety and replaced with the following:

The Portfolio is managed by a team of investment professionals at BlackRock Advisors, LLC (BlackRock Advisors), including the following individuals who have day-to-day responsibility: Scott Amero, Vice Chairman of BlackRock Advisors since 2007, Curtis Arledge, Managing Director of BlackRock, Inc. since 2008, Stuart Spodek, Managing Director of BlackRock, Inc. since 2002 and Thomas F. Musmanno, Director of BlackRock, Inc. since 2006.

The third paragraph is deleted in its entirety and replaced with the following:

Curtis Arledge is a Managing Director of BlackRock, Inc. since 2008, a Managing Director and Portfolio Manager, and co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. Prior to rejoining BlackRock, he was a Managing Director, Head of Fixed Income Division of Wachovia Corporation and held a variety of positions over a 12 year career at Wachovia Corporation.

The following paragraphs are added to this section:

Stuart Spodek is a Managing Director of BlackRock, Inc. since 2002, and co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock's Portfolio Management Group and became a portfolio manager in 1995.

Thomas F. Musmanno, CFA, is a Director of BlackRock, Inc. since 2006, and co-manages the short duration and LIBOR plus portfolios. He was a Director of MLIM from 2004 to 2006; Vice President of MLIM from 1996 to 2004; Derivatives and Structured Products Specialist with MLIM from 2000 to 2006; and a Portfolio Manager with MLIM from 1996 to 2006.

The following changes are made to the Funds' Statement of Additional Information

All references to Todd Kopstein as a portfolio manager of the Fund are deleted.

The section entitled "Portfolio Managers and Portfolio Transactions — Portfolio Managers" beginning on page 40 is revised to add the following information as of July 1, 2008:

        As of July 1, 2008, Curtis Arledge, managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	6	$4.89 Billion	0	$0
Pooled Investment Vehicles Other Than Registered
Investment Companies	3	$1.44 Billion	0	$0
Other Accounts	0	$0	0	$0

        As of July 1, 2008, Thomas F. Musmanno managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	6	$4.89 Billion	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	8	$1.93 Billion	1
Other Accounts	53	$19.6 Billion	9	$2.5 Billion

        As of July 1, 2008, Stuart Spodek managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	21	$4.52 Billion	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	19	$7 Billion	4	$2.42 Billion
Other Accounts	231	$88.7 Billion	18	$6.4 Billion

The section entitled "Portfolio Managers and Portfolio Transactions — Portfolio Manager Compensation" beginning on page 42 is revised to add the following information as of July 1, 2008:

Portfolio Manager	Portfolio(s) Managed	Benchmarks Applicable to Each Manager
Curtis Arledge	BATS: Series S Portfolio

A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Merrill Lynch Government Corporate 1-3 Year Index), certain customized indices and certain fund industry peer groups.

Thomas F. Musmanno	BATS: Series S Portfolio

A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Merrill Lynch Government Corporate 1-3 Year Index), certain customized indices and certain fund industry peer groups.

Stuart Spodek	BATS: Series S Portfolio

A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

        As of July 1, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Portfolios is shown below:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities of the Portfolio(s) Owned(1)
Curtis Arledge	BATS: Series S Portfolio	None

Thomas F. Musmanno	BATS: Series S Portfolio	None

Stuart Spodek	BATS: Series S Portfolio	None

(1)	Includes securities attributable to the portfolio manager's participation in certain deferred compensation and retirement programs.

PRO-SAI-BATS-0708